STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity
Summary of the outstanding stock options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	3,548,000	$1.11	8.45
Granted	32,250,000	0.39	10.0
Exercised	—	—	—
Forfeited	(500,000)	0.81	8.59
Cancelled	—	—	—
Balance at December 31, 2012	35,298,000	0.42	9.11
Granted	350,000	0.42	4.14
Exercised	—	—	—
Forfeited	(2,748,000)	1.17	7.00
Cancelled	—	—	—
Balance outstanding at December 31, 2013	32,900,000	$0.40	8.18
Options exercisable at end of year	32,000,000	$0.40
Options expected to vest	900,000
Weighted average fair value of options granted during the period		$0.24

Summary of the outstanding stock warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	35,603,142	$2.64	3.94
Granted	24,482,741	0.56	4.59
Cancelled	(32,430,954)	2.83	3.86
Forfeited	—	—	—
Exercised	(11,399,150)	0.42	4.64
Balance at December 31, 2012	16,255,779	$0.54	2.42
Granted	13,435,590	0.40	3.00
Cancelled	(3,446,748)	0.65	0.60
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2013	26,244,621	$0.45	2.22
Warrants exercisable at December 31, 2013	26,244,621	$0.45	2.22

Weighted average fair value of options granted during the year ended December 31, 2013		$0.17

Convertible Series D Preferred Stock
Stockholders' Equity
Assumptions used in valuing the warrants
Risk free interest rate (annual)	0.88%
Expected volatility	110%
Expected life	5 Years
Assumed dividends	none

Convertible Series E Preferred Stock
Stockholders' Equity
Assumptions used in valuing the warrants
Risk free interest rate (annual)	0.61% to 0.82%
Expected volatility	86%
Expected life	3 Years
Assumed dividends	none